Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	8
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/2030	$816,010,000.00		4.62%			4.62%
Class A-1b	11/22/27	11/20/2030	$75,000,000.00	31	SOFR +0.42%	07/14/2025	4.34262%	4.76%
Class B	11/22/27	11/20/2030	$68,120,000.00		4.82%			4.82%
Class C	11/22/27	11/20/2030	$40,870,000.00		4.99%			4.99%

Total			$1,000,000,000.00

Series 2024-8 Allocation % x Group One Available Funds								$68,771,171.69
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$68,771,171.69

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.39	$73.39	$0.00	$0.00		$68,771,098.30
Owner Trustee Fee			$220.20	$220.20	$0.00	$0.00		$68,770,878.10
Asset Representations Reviewer Fee			$38.55	$38.55	$0.00	$0.00		$68,770,839.55
Supplemental ARR Fee			$154.19	$154.19	$0.00	$0.00		$68,770,685.36
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,769,435.36
Servicing Fee			$765,091.76	$765,091.76	$0.00	$0.00		$68,004,343.60
Class A-1a Note Interest			$3,141,638.50	$3,141,638.50	$0.00	$0.00		$64,862,705.10
Class A-1b Note Interest			$307,585.88	$307,585.88	$0.00	$0.00		$64,555,119.22
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,555,119.22
Class B Note Interest			$273,615.33	$273,615.33	$0.00	$0.00		$64,281,503.89
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,281,503.89
Class C Note Interest			$169,951.08	$169,951.08	$0.00	$0.00		$64,111,552.81
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$64,111,552.81
Class R Interest			$64,111,552.81	$64,111,552.81	$0.00	$0.00		$0.00

Total			$68,771,171.69	$68,771,171.69	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b			$0.00	$0.00	$307,585.88	$0.00	$0.00	$307,585.88
Class B			$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C			$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total			$0.00	$0.00	$3,892,790.79	$0.00	$0.00	$3,892,790.79

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$1,000.00	$4.10	$0.00	$4.10	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.89	$0.00	$3.89	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$500,000,000.00				$500,000,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.